Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Income Tax Expenses Benefit

Income tax expenses for the years ended December 31, 2013, 2014 and 2015 consist of the following:

	2013		2014		2015
	(In millions of Korean Won)
Loss before income taxes
Domestic	~~W~~	(13,403)	~~W~~	(9,415)	~~W~~	(14,790)
Foreign		(1,222)		(1,437)		(888)

		(14,625)		(10,852)		(15,678)

Current income taxes
Domestic		2,634		1,473		1,351
Foreign		—		—		—

		2,634		1,473		1,351

Deferred income taxes (benefit)
Domestic		2,474		8,674		—
Foreign		—		—		—

		2,474		8,674		—

Total income tax expenses	~~W~~	5,108	~~W~~	10,147	~~W~~	1,351

Deferred Income Tax Assets and Deferred Income Tax Liabilities

The tax effects of temporary differences that give rise to significant portions of the deferred income tax assets and deferred income tax liabilities as of December 31, 2014 and 2015 are as follows:

	2014		2015
	(In millions of Korean Won)
Deferred tax assets
Accrued expense	~~W~~	269	~~W~~	345
Allowance for doubtful		1,201		1,179
Investments in subsidiaries and equity method investees		231		77
Depreciation and amortization		269		1,228
Deferred revenue		578		487
Net operation loss carryforwards		10,882		14,157
Foreign tax credit carryforwards		13,901		10,078
Tax credit carryforwards for research and human resource development		3,507		3,533
Tax credit carryforwards for social insurance for employment increase		70		70
Others		105		91

Total deferred tax assets		31,013		31,245
Less valuation allowance		(30,902)		(31,146)

		111		99

Deferred tax liabilities
Accrued income		34		23
Investments in subsidiaries and equity method investees		77		76

Total deferred tax liabilities		111		99

Net deferred tax assets	~~W~~	—	~~W~~	—

Reported as
Current portion of deferred income tax assets	~~W~~	—	~~W~~	—
Non-current deferred income tax assets	~~W~~	—	~~W~~	—

Reconciliation of Income Tax Expense (Benefit)

A reconciliation of income tax expense (benefit) from the Korean statutory income tax rate to actual income tax expense is as follows:

	2013		2014		2015
	(In millions of Korean Won)
Tax expense (benefit) at Korean statutory tax rate (22%)	~~W~~	(3,217)	~~W~~	(2,387)	~~W~~	(3,449)
Foreign tax credit and foreign tax deduction		14		1,069		1,104
Tax credit carryforwards for research and human resource development		(1,104)		(756)		(558)
Tax credit carryforwards for social insurance for employment increase		(78)		—		—
Foreign tax differential		(156)		(259)		(184)
Income not assessable for tax purpose		—		(26)		(77)
Expense not deductible for tax purpose		38		351		140
Change in formula of surtax on income tax		—		2,049		—
Change in valuation allowances		4,640		6,550		244
Tax effect from consolidation of subsidiaries		(462)		3		205
Effect of change in foreign currency exchange rate		79		(110)		(187)
Expiration of unused foreign tax credit and unused net operating loss carryforwards		5,332		4,090		4,238
Others		22		(427)		(125)

Total income tax expense	~~W~~	5,108	~~W~~	10,147	~~W~~	1,351

Allowances for Deferred Income Tax Assets

Allowances for deferred income tax assets for the three years ended December 31, 2013, 2014 and 2015 are as follows:

	Balance at Beginning of Year		Decrease(*)		Increase		Balance at End of Year
	(In millions of Korean Won)
2013
Valuation allowance	~~W~~	19,712	~~W~~	(5,332)	~~W~~	9,972	~~W~~	24,352
2014
Valuation allowance		24,352		(4,090)		10,640		30,902
2015
Valuation allowance		30,902		(4,238)		4,482		31,146

(*)	The valuation allowances decreased primarily due to the expiration of unused foreign tax credits and unused net operating loss carryforwards.